Other Payables and Accruals (Detail)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Accounts Payable and Accrued Liabilities [Line Items]
Staff cost related payables	¥ 7,461,738	$ 1,146,848	¥ 12,841,440
Professional services	7,250,470	1,114,377	10,443,985
Product development services	849,446	130,557	901,810
Marketing and promotion			598
Funds raised for CrossFire New Mobile Game (see below)	57,499,910	8,837,574	57,499,910
Others	10,638,487	1,635,106	10,615,155
Accrued expense and other current liabilities	¥ 83,700,051	$ 12,864,462	¥ 92,302,898